Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party balances
	Note	December 31, 2022	December 31, 2021
Interest receivable - related party
Guangzhou Tiancheng Capital Management Group Co., Ltd.	(a)	$-	$4,825

Accounts payable - related party
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.	(b)	$-	$1,285

Due to related parties
Mr. Ruilin Xu (the Company’s Chief Executive Officer)		$30,592	$85,784
Mr. Siqi Cao (the Company’s Director)	(c)	1,098,413	-
		$1,129,005	$85,784

Schedule of related party transactions
Name of related parties		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenues
Guangzhou Tiancheng Capital Management Group Co., Ltd.	(a)	-	1,025,937	717,091
Guangzhou Tiantinghui Enterprise Management Consulting Co., Ltd.	(e)	-	-	81,985
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	(d)	-	-	8,174
		$-	$1,025,937	$807,250

Cost of revenues
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	(d)	-	1,289	-
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.	(b)	-	1,257	-
Guangzhou Tiantinghui Enterprise Management Consulting Co., Ltd.	(e)	-	-	127,387
		$-	$2,546	$127,387
Selling expense
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	(d)	$-	$1,302	$-

Interest income
Guangzhou Tiancheng Capital Management Group Co., Ltd.	(a)	$-	$4,767	$-